CONCENTRATION OF CREDIT RISK, SIGNIFICANT CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Schedule of Total Accounts Receivable Net
As of December 31, 2021 and 2020, the Company’s customers that accounted for 10% or more of the total accounts receivable, net, were as follows:

	December 31,
	2021	2020
U.S. commercial customer A	18%	62%
U.S. commercial customer B	*	13%
International customer C	*	12%
Commercial customer G	23%	*

Schedules of Total Revenue
For the years ended December 31, 2021 and 2020, the Company’s customers that accounted for 10% or more of the total revenue were as follows:

	December 31,
	2021	2020
U.S. government customer D	*	21%
International customer E	*	18%
U.S. commercial customer F	*	15%
Commercial customer G	40%	14%
Commercial customer H	16%	*

Schedule of Consolidated Net Revenue by Geographic Area
The Company’s consolidated net revenues by geographic area based on customer billing location are as follows for the years ended December 31, 2021 and 2020:

	2021		2020
	Amount	% of total revenues	Amount	% of total revenues
United States	$45,750	74%	$25,881	74%
Japan	769	1%	6,498	18%
Germany	9,770	16%	—	—%
Rest of world	5,948	9%	2,781	8%

Total	$62,237	100%	$35,160	100%

Schedule of Long-lived Assets by Geographic Area

Long-lived assets, which consists of property, plant and equipment, net, leased right-of-use assets, intangible assets, net and goodwill, by geographic area are as follows as of December 31:

	December 31,
	2021		2020
	Amount	% of Long- Lived Assets	Amount	% of Long- Lived Assets
United States	$148,248	76%	$34,303	38%
New Zealand	45,050	23%	43,323	47%
Canada	1,260	1%	13,590	15%

Total	$194,558	100%	$91,216	100%